Loans and Accounts Receivable From Customers - Schedule of Loan Portfolio Before Allowances for Loan Losses by Customer Economic (Detail) - Gross assets [member] - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial assets [line items]
Financial assets	$ 24,743,360	$ 22,617,981	$ 23,134,814
Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	15,672,670	14,808,799	$ 15,460,544
Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	6,244,971	5,316,753
Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	2,825,719	2,492,429
Loans and receivables from customers, net [member]
Disclosure of financial assets [line items]
Financial assets	$ 24,743,360	$ 22,617,981
Financial assets percentage	100.00%	100.00%
Loans and receivables from customers, net [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 19,231,993	$ 17,483,587
Loans and receivables from customers, net [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	5,511,367	5,134,394
Loans and receivables from customers, net [member] | Commercial loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 15,672,670	$ 14,808,799
Financial assets percentage	63.35%	65.48%
Loans and receivables from customers, net [member] | Commercial loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 11,858,185	$ 11,092,373
Loans and receivables from customers, net [member] | Commercial loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	3,814,485	3,716,426
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,338,186	$ 1,061,166
Financial assets percentage	5.41%	4.69%
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,121,216	$ 973,913
Loans and receivables from customers, net [member] | Commercial loans [member] | Manufacturing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	216,970	87,253
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member]
Disclosure of financial assets [line items]
Financial assets	$ 433,739	$ 534,989
Financial assets percentage	1.75%	2.37%
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 294,799	$ 336,354
Loans and receivables from customers, net [member] | Commercial loans [member] | Mining [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	138,940	198,635
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member]
Disclosure of financial assets [line items]
Financial assets	$ 930,892	$ 1,099,845
Financial assets percentage	3.76%	4.86%
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 648,752	$ 694,970
Loans and receivables from customers, net [member] | Commercial loans [member] | Electricity, gas and water [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	282,140	404,875
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member]
Disclosure of financial assets [line items]
Financial assets	$ 542,464	$ 494,754
Financial assets percentage	2.19%	2.19%
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 370,805	$ 328,563
Loans and receivables from customers, net [member] | Commercial loans [member] | Agriculture and livestock [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	171,659	166,191
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member]
Disclosure of financial assets [line items]
Financial assets	$ 64,204	$ 56,022
Financial assets percentage	0.26%	0.25%
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 42,017	$ 51,348
Loans and receivables from customers, net [member] | Commercial loans [member] | Forestry and wood extraction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	22,187	4,674
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member]
Disclosure of financial assets [line items]
Financial assets	$ 19,726	$ 35,734
Financial assets percentage	0.08%	0.16%
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 12,967	$ 31,461
Loans and receivables from customers, net [member] | Commercial loans [member] | Fishing [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	6,759	4,273
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member]
Disclosure of financial assets [line items]
Financial assets	$ 871,230	$ 587,013
Financial assets percentage	3.52%	2.60%
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 736,947	$ 498,450
Loans and receivables from customers, net [member] | Commercial loans [member] | Transport [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	134,283	88,563
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member]
Disclosure of financial assets [line items]
Financial assets	$ 49,658	$ 56,165
Financial assets percentage	0.20%	0.25%
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 47,459	$ 52,911
Loans and receivables from customers, net [member] | Commercial loans [member] | Communications [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	2,199	3,254
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,926,308	$ 1,837,683
Financial assets percentage	7.79%	8.12%
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,654,661	$ 1,536,686
Loans and receivables from customers, net [member] | Commercial loans [member] | Construction [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	271,647	300,997
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,305,414	$ 2,211,152
Financial assets percentage	9.32%	9.78%
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,727,096	$ 1,618,660
Loans and receivables from customers, net [member] | Commercial loans [member] | Commerce [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	578,318	592,492
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member]
Disclosure of financial assets [line items]
Financial assets	$ 4,165,701	$ 3,601,051
Financial assets percentage	16.84%	15.92%
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,424,967	$ 2,761,121
Loans and receivables from customers, net [member] | Commercial loans [member] | Services [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	740,734	839,930
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member]
Disclosure of financial assets [line items]
Financial assets	$ 3,025,148	$ 3,233,225
Financial assets percentage	12.23%	14.29%
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,776,499	$ 2,207,936
Loans and receivables from customers, net [member] | Commercial loans [member] | Others [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	1,248,649	1,025,289
Loans and receivables from customers, net [member] | Mortgages loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 6,244,971	$ 5,316,753
Financial assets percentage	25.24%	23.51%
Loans and receivables from customers, net [member] | Mortgages loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 5,516,510	$ 4,684,980
Loans and receivables from customers, net [member] | Mortgages loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	728,461	631,773
Loans and receivables from customers, net [member] | Consumer loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 2,825,719	$ 2,492,429
Financial assets percentage	11.42%	11.02%
Loans and receivables from customers, net [member] | Consumer loans [member] | Local loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 1,857,298	$ 1,706,234
Loans and receivables from customers, net [member] | Consumer loans [member] | Foreign loans [member]
Disclosure of financial assets [line items]
Financial assets	$ 968,421	$ 786,195